FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Reliance, Inc. Master 401(k) Plan
FAIR VALUE MEASUREMENTS
Schedule of plan's investment assets at fair value

December 31, 2025	Level 1	Total
Cash and cash equivalents	$71,423,123	$71,423,123
Mutual funds	204,750,352	204,750,352
Reliance, Inc. common stock	175,684,668	175,684,668
Self-directed brokerage accounts	17,198,004	17,198,004
Total assets in the fair value hierarchy	469,056,147	469,056,147
Commingled funds measured at NAV		1,322,012,995
Common collective trust measured at NAV		24,602,971
Total investments at fair value	$469,056,147	$1,815,672,113

December 31, 2024	Level 1	Total
Cash and cash equivalents	$74,205,456	$74,205,456
Mutual funds	204,803,986	204,803,986
Reliance, Inc. common stock	174,570,413	174,570,413
Self-directed brokerage accounts	12,149,292	12,149,292
Total assets in the fair value hierarchy	465,729,147	465,729,147
Commingled funds measured at NAV		1,128,780,183
Common collective trust measured at NAV		29,758,048
Total investments at fair value	$465,729,147	$1,624,267,378